Business combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2.	Business combinations

Effective March 13, 2012, Flamel acquired, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (or “Éclat Pharmaceuticals”) from Éclat Holdings, LLC (or “Éclat Holdings”) an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. Éclat Pharmaceuticals operates as a specialty pharmaceuticals business focused on the development, approval and commercialization of niche brands and generic pharmaceutical products. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:
•	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;

•	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”)

•	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals products

•	a commitment to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million.

The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

The $12 million senior secured six-year note that accrued interest at an annual rate of 7.5% was repaid on March 24, 2014 (see note 16 – Long Term Debt).

In addition to the note, two six year warrants were issued to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS.

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of US dollars)
Note	5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	50,927

The fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 72% probability of success.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

The deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet® for which a discount rate of 13% has been retained.

The Company’s result of operations in future periods will be affected by the movements in the fair value of the acquisition liabilities which are remeasured at each balance sheet date. Changes in fair value will be recognized in operating income. Changes in assumptions or other variants used to calculate the fair value of acquisition liabilities, such as, but not limited to, the Company’s share price, volatility of the share price, discount rates, probability assessment of success in completing development and commercializing acquired products, market share, market size and selling prices negotiated for each product will have an effect on the fair value of the acquisition liabilities. (See note 16 Long Term Debt and note 21 Fair Value of Financial Instruments).

The transaction was accounted for as a business combination under the acquisition method of accounting. Accordingly, the tangible assets and identifiable intangible assets acquired and liabilities assumed were recorded at fair value, with the remaining purchase price recorded as goodwill.

A total of $47.3 million of the acquired intangible assets was allocated to in-process R&D (IPR&D) assets that were recognized at fair value on the acquisition date. The fair value was determined using an income approach, including a discount rate of 20%, applied to probability adjusted after-tax cash flows. The estimated costs to complete the IPR&D projects represents management’s best estimate of expected costs. The difference between the purchase price and the fair value of the assets acquired and liabilities assumed of $18.5 million was allocated to goodwill. This goodwill is attributable to the remaining product opportunities identified by the acquired entity at the date of acquisition, but for which limited development had occurred and the regulatory approval process had not commenced. None of the goodwill is expected to be deductible for income tax purposes.
(See note 13 Goodwill and Intangible Assets).